Inventories, net (Tables)	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Summary of Inventory, net	Inventories consist of the following:

	June 30,	December 31,
	2021	2020
	(in thousands)
Work in progress	$13	$3
Finished goods	2,706	755

Inventory, net	$2,719	$758